Parent Company Only Condensed Financial Information, Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income [Abstract]
Dividends from subsidiaries	$ 372	$ 384
Expenses [Abstract]
Interest on subordinated debentures	531	618
Income tax benefit	(3,851)	(2,377)
NET INCOME	15,601	10,999
Other comprehensive income (loss), net of tax	8,615	944
Total comprehensive income (loss)	24,216	11,943
Parent Company [Member]
Income [Abstract]
Interest on notes	91	108
Dividends from subsidiaries	6,300	5,000
Expenses [Abstract]
Interest on notes	117	115
Interest on subordinated debentures	531	618
Operating expenses	415	390
Income before income taxes and equity in undistributed earnings of subsidiaries	5,328	3,985
Income tax benefit	198	207
Equity in undistributed earnings of subsidiaries	10,075	6,807
NET INCOME	15,601	10,999
Other comprehensive income (loss), net of tax	8,615	944
Total comprehensive income (loss)	$ 24,216	$ 11,943